CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net (loss) income	$ 5,841	$ 4,524	$ (1,568)
Adjustments to reconcile net (loss) income to net cash used in operating activities
Equity in earnings of equity method investments, net of tax	(3,350)	(78)	(6)
Loss on disposal of an equity method investment			6
Share-based compensation expenses	11,091	3,958	4,803
Allowance for doubtful accounts	1,741	336	33
Investment income	(64)
Other income	(284)	(284)	(288)
Depreciation and amortization	5,546	5,724	4,371
Loss from disposal of property and equipment	32	70	2
Amortization of distribution rights	27,360	15,289	2,793
Amortization of production costs	56,164	27,474	41,774
Impairment of production costs and distribution rights	4,348	3,168	2,280
Changes in assets and liabilities:
Accounts receivable	(34,386)	1,891	1,543
Prepaid expenses and other current assets	(635)	7,059	1,163
Long-term prepaid expenses	(41)
Distribution rights	(27,605)	(11,348)	(9,731)
Production costs	(89,037)	(77,563)	(64,759)
Return on an equity-method investment	1,579
Inventories	(73)	(27)	(45)
Amounts due from related parties	238	(164)	47
Accounts payable	9,415	(8,672)	4,049
Deferred income	199	822	42
Accrued expenses and other current liabilities	19,478	3,378	3,021
Amounts due to related parties	185	878	579
Income taxes payable	5,443	3,932	1,588
Deferred income taxes	(1,060)	(360)	(1,147)
Film participation financing liabilities	4,824	(1,562)	(15)
Net cash used in operating activities	(3,051)	(21,555)	(9,465)
Cash flows from investing activities:
Acquisition of an equity method investee, net of cash acquired of $1,599, as of December 31, 2014	1,599
Purchase of property and equipment	(24,305)	(9,662)	(17,583)
Purchase of Cost Method Investment		(180)
Disposal of an equity method investment			55
Purchase of equity method investments	(12,037)	(25,893)
Distribution from an equity method investment	4,064
Loan to a producer of TV series	(1,217)
Dividends received	64
Amounts loaned to third parties			(90)
Maturity of term deposits			6,038
Deposits of restricted cash	(26,711)	(25,586)	(600)
Net cash used in investing activities	(58,543)	(61,321)	(12,180)
Cash flows from financing activities:
Proceeds from exercise of options	2,067	2,498	1,823
Payment of deferred consideration for acquisition of business			(2,378)
Amount due to related parties and third parties	472	(880)	2,010
Proceeds from bank borrowings	107,436	67,511	38,975
Repayments of bank borrowings	(35,400)	(18,203)	(21,142)
Proceeds from film participation with unrelated parties	12,639		293
Proceeds from film participation with a related party	54,489	53,820
Repayments of film participation financing liabilities principal with unrelated parties	(5,276)	(6,681)	(1,511)
Repayment of film participation financing liabilities principal with a related party	(13,330)
Proceeds from other borrowings	4,615	2,314	6,150
Repayments of other borrowings	(1,475)	(6,699)
Capital contribution by noncontrolling interests holders		48	774
Acquisition of noncontrolling interests		(726)
Net cash provided by financing activities	126,237	93,002	24,994
Effect of foreign exchange rate changes	(156)	(670)	(228)
Net (decrease) increase in cash	64,487	9,456	3,121
Cash and cash equivalents, beginning of year	32,684	23,228	20,107
Cash and cash equivalents, end of year	97,171	32,684	23,228
Supplement disclosure of cash flow information
Income taxes paid	3,089	1,664	731
Interests paid	5,927	3,428	967
Film participation expenses paid	6,912	242	132
Supplement disclosure of non-cash investing activities:
Payable for purchase of property and equipment	$ 4,324	$ 6,145	$ 8,843